Unusual Items - Summary of Losses Incurred on Repurchase of Debt Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2010 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2012 9.5% Senior Subordinated Notes [Member]	Nov. 30, 2010 9.5% Senior Subordinated Notes [Member]
Unusual or Infrequent Item [Line Items]
Principal amount repurchased		$ 77.8		$ 22.5
Cash repurchase price		(74.3)		(23.0)
Debt instrument repurchased amount		3.5
Write-off of the associated debt discount		(6.3)
Portion of the 2 1/4% Debentures repurchased attributed to the equity component		2.9
Write-off of the deferred financing costs		(0.4)	(0.4)	(0.4)
Loss on Debentures/Notes repurchased	$ 0.2	$ (0.3)		$ (0.9)